JANUARY 8, 1998  PROSPECTUS


J.P MORGAN INSTITUTIONAL
U.S. EQUITY FUNDS


Disciplined Equity Fund

U.S. Equity Fund

U.S. Small Company Fund

Tax Aware Disciplined Equity Fund


                                        ----------------------------------------
                                        Seeking to outperform U.S. stock markets over the long term through a disciplined management approach


This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

Shares in these funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                           JPMORGAN

CONTENTS
--------------------------------------------------------------------------------


 2
----
Principles and techniques common to the funds in this prospectus

U.S. EQUITY MANAGEMENT APPROACH

U.S. equity investment process . . . . . . . . . . . . . . . . . . . . . . .  2
The spectrum of U.S. equity funds. . . . . . . . . . . . . . . . . . . . . .  3
Tax aware investing at J.P. Morgan . . . . . . . . . . . . . . . . . . . . .  3

 4
----
Each fund's goal, investment approach, risks, expenses, performance, and financial highlights

J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUNDS

J.P. Morgan Institutional Disciplined Equity Fund. . . . . . . . . . . . . .  4
J.P. Morgan Institutional U.S. Equity Fund . . . . . . . . . . . . . . . . .  8
J.P. Morgan Institutional U.S. Small Company Fund. . . . . . . . . . . . . . 10
J.P. Morgan Institutional Tax Aware Disciplined Equity Fund. . . . . . . . . 12

 14
----
Investing in the J.P. Morgan Institutional U.S. Equity Funds

YOUR INVESTMENT

Investing through a financial professional . . . . . . . . . . . . . . . . . 14
Investing through an employer-sponsored retirement plan. . . . . . . . . . . 14
Investing through an IRA or rollover IRA . . . . . . . . . . . . . . . . . . 14
Investing directly . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14
Opening your account . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14
Adding to your account . . . . . . . . . . . . . . . . . . . . . . . . . . . 14
Selling shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
Account and transaction policies . . . . . . . . . . . . . . . . . . . . . . 15
Dividends and distributions. . . . . . . . . . . . . . . . . . . . . . . . . 16
Tax considerations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16

 17
----
More about risk and the funds' business operations

FUND DETAILS

Business structure . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17
Management and administration. . . . . . . . . . . . . . . . . . . . . . . . 17
Risk and reward elements . . . . . . . . . . . . . . . . . . . . . . . . . . 18


FOR MORE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . back cover

INTRODUCTION
--------------------------------------------------------------------------------


J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUNDS

These funds invest primarily in U.S. stocks either directly or through another fund. As a shareholder, you should anticipate risks and rewards beyond those of a typical bond fund or a typical balanced fund.

WHO MAY WANT TO INVEST

The funds are designed for investors who:

-    are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want funds that seek to outperform the markets in which they each invest over the long term

- with regard to the Tax Aware Fund, are individuals that could benefit from a strategy that pursues returns from an after-tax perspective

The funds are NOT designed for investors who:

- want funds that pursue market trends or focus only on particular industries or sectors

-    require regular income or stability of principal

-    are pursuing a short-term goal or investing emergency reserves

- with regard to the Tax Aware Fund, are investing through a tax-deferred account such as an IRA

J.P. MORGAN

Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $240 billion in assets under management, including assets managed by the funds' advisor, Morgan Guaranty Trust Company of New York.

--------------------------------------------------------------------------------
BEFORE YOU INVEST

Investors considering these funds should understand that:

- The value of each fund's shares will fluctuate over time. You could lose money if you sell when your fund's share price is lower than when you invested.

-    There is no assurance that these funds will meet their investment goals.

-    Future returns will not necessarily resemble past performance.

- These funds (except for the Tax Aware Fund) invest in another fund with an identical goal -- the master portfolio. The Tax Aware Fund invests directly in individual securities.

U.S. EQUITY MANAGEMENT APPROACH
--------------------------------------------------------------------------------

The J.P. Morgan Institutional U.S. equity funds invest primarily in U.S. stocks. The Tax Aware Fund does so while seeking to enhance the after-tax returns of its shareholders.

While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, focuses on stock picking while largely avoiding sector or market-timing strategies. Also, under normal market conditions, each fund will remain fully invested.

U.S. EQUITY INVESTMENT PROCESS

In managing the funds described in this prospectus, J.P. Morgan employs a three-step process:

[GRAPHIC]
J.P. Morgan analysts develop proprietary fundamental research

RESEARCH J.P. Morgan takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. J.P. Morgan's in-house research is developed by an extensive worldwide network of over 120 career analysts. The team of analysts dedicated to U.S. equities includes more than 20 members, with an average of over ten years of experience.

[GRAPHIC]
Stocks in each industry are ranked with the help of models

VALUATION The research findings allow J.P. Morgan to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

[GRAPHIC]
Using research and valuations, each fund's management team chooses stocks for its fund

STOCK SELECTION Each fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, each management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the funds' managers often consider a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions


2  U.S. EQUITY MANAGEMENT APPROACH

--------------------------------------------------------------------------------

THE SPECTRUM OF U.S. EQUITY FUNDS

The funds described in this prospectus pursue a range of goals and offer varying degrees of risk and potential reward. Differences between these funds include:

-    how much emphasis they give to the most undervalued stocks

-    how closely they follow the industry weightings of their benchmarks

-    how many securities they typically maintain in their portfolios

-    the size or market capitalization of the companies in which they invest

-    whether they focus on before-tax or after-tax returns

The table below shows degrees of the relative risk and return that these funds potentially offer. These and other distinguishing features of each U.S. equity fund are described on the following pages.


POTENTIAL RISK AND RETURN
--------------------------------------------------------------------------------

[CHART]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.



TAX AWARE INVESTING AT J.P. MORGAN

The Tax Aware Fund is designed to reduce, but not eliminate, capital gains distributions to shareholders. In doing so, the fund sells securities when the anticipated performance benefit justifies the resulting tax liability. This strategy often includes holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and offsetting gains realized in one security by selling another security at a capital loss. The fund is aided in this process by a tax-sensitive optimization model developed by J.P. Morgan.

The Tax Aware Fund generally intends to pay redemption proceeds in cash; however it reserves the right at its sole discretion to pay redemptions over $500,000 in-kind as a portfolio of representative stocks rather than cash. An in-kind redemption payment can shield the fund -- and other shareholders -- from tax liabilities that might otherwise be incurred. At the same time, it can give the redeeming shareholder greater flexibility in managing tax consequences of the redemption and is not subject to a redemption fee by the fund. However, the stocks received will continue to fluctuate in value after redemption and will be subject to brokerage or other transaction costs when liquidated.





                                              U.S. EQUITY MANAGEMENT APPROACH  3

J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------
                             REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                             (J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND)


[GRAPHIC]
GOAL

The fund seeks to provide high total return from a broadly diversified portfolio of equity securities.

[GRAPHIC]
INVESTMENT APPROACH

The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The fund does not look to overweight or underweight industries.

Within each industry, the fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. (The process used to rank stocks according to their relative valuations is described on page 2.) Therefore, the fund tends to own a larger number of stocks within the S&P 500 than the U.S. Equity Fund.

[GRAPHIC]
POTENTIAL RISKS AND REWARDS

The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

The fund's securities and their main risks, as well as fund strategies, are described in more detail on page 18.


POTENTIAL RISK AND RETURN

[CHART]


The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $240 billion, including more than $27 billion using the same strategy as the fund.

The portfolio management team is led by James C. Wiess and Timothy J. Devlin, both vice presidents, who have been on the team since the fund's inception in January of 1997. Mr. Wiess has been at J.P. Morgan since 1992, Mr. Devlin since July of 1996. Prior to managing this fund, Mr. Wiess had been managing structured equity portfolios and Mr. Devlin was an equity portfolio manager at Mitchell Hutchins Asset Management Inc.


--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

ANNUAL FUND OPERATING EXPENSES(1) (%)
------------------------------------------------------
Management fees (actual)                          0.35
Marketing (12b-1) fees                            none
Other expenses(2)
(after reimbursement)                             0.10
------------------------------------------------------
TOTAL OPERATING EXPENSES(2)(AFTER REIMBURSEMENT)  0.45
------------------------------------------------------

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                              1 yr.       3 yrs.        5 yrs.       10 yrs.
YOUR COST($)                    5           14            25            57
--------------------------------------------------------------------------------


4  J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND

PERFORMANCE (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURN (%)  Shows performance over time, for periods ended September 30, 1997
----------------------------------------------------------------------------------------------------------------------
                                                                               1 yr.     5 yrs.      Since 10/31/89(3)
J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND (AFTER EXPENSES)             N/A        N/A              N/A
----------------------------------------------------------------------------------------------------------------------
PRIVATE ACCOUNT COMPOSITE (AFTER EXPENSE)(4)                                  41.71      21.51            17.90
----------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(5) (no expenses)                                                40.45      20.77            17.05
----------------------------------------------------------------------------------------------------------------------


TOTAL RETURNS (%)                Shows changes in returns for periods ended September 30, 1997
----------------------------------------------------------------------------------------------------------------------
[GRAPH]
                                                                                         3 mos.     Since inception(6)
J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND                                        7.66              22.83
----------------------------------------------------------------------------------------------------------------------
PRIVATE ACCOUNT COMPOSITE(4)                                                             7.62              22.76
----------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(5)                                                                         7.49              22.02
----------------------------------------------------------------------------------------------------------------------


YEAR-BY-YEAR TOTAL RETURN (%)     Shows changes in returns by calendar year
----------------------------------------------------------------------------------------------------------------------
[GRAPH]
                                                                  1990    1991    1992    1993    1994   1995    1996
PRIVATE ACCOUNT COMPOSITE(4)                                     (2.94)   30.39   11.75   10.20   2.21   37.87   23.26
----------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(5)                                                 (3.11)   30.47    7.62   10.08   1.32   37.58   22.96
----------------------------------------------------------------------------------------------------------------------


(1) The fund has a master/feeder structure as described on page 17. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal period, expressed as a percentage of the fund's average net assets and reflecting reimbursement for ordinary expenses over 0.45%.

(2) Without reimbursement, other expenses and total operating expenses would have been 0.99% and 1.34%, respectively, on an annualized basis. There is no guarantee that reimbursement will continue beyond 9/30/98.

(3)  The inception date of the Private Account Composite is 10/31/89.

(4) THE PERFORMANCE OF THE PRIVATE ACCOUNT COMPOSITE DOES NOT REPRESENT THE FUND'S PERFORMANCE AND SHOULD NOT BE INTERPRETED AS INDICATIVE OF THE FUND'S FUTURE PERFORMANCE. The Composite reflects the historical performance of discretionary investment management accounts under the management of the fund's advisor with substantially similar objectives and policies as the fund. Historical Composite performance information reflects the deduction of the fund's total expenses of 0.45%. The performance of accounts in the Composite might have been lower if they were subject to the extra restrictions imposed on mutual funds. AIMR performance requirements went into effect 1/1/93 and prior to that date the Composite may not have included all discretionary accounts.

(5) The S&P 500 Index is an unmanaged index of U.S. stocks widely used as a measure of overall stock market performance.

(6) The fund commenced operations on 1/3/97 and performance is calculated as of 1/31/97.


                            J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND  5

FINANCIAL HIGHLIGHTS

PER-SHARE DATA      For fiscal period ended May 31
--------------------------------------------------------------------------------
                                                                      1997(1)

NET ASSET VALUE, BEGINNING OF PERIOD ($)                              10.00
--------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                           0.04
   Net realized and unrealized gain
   on investment ($)                                                   1.43
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                                   1.47
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                                    11.47
--------------------------------------------------------------------------------
TOTAL RETURN (%)                                                      14.70(2)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)                              49,726
--------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------
EXPENSES (%)                                                           0.45(3)
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                                              1.58(3)
--------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE TO
EXPENSE REIMBURSEMENT (%)                                              0.89(3)
--------------------------------------------------------------------------------

The Financial Highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.


(1)  The fund commenced operations on 1/3/97.

(2)  Not annualized.

(3)  Annualized.


6  J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND

--------------------------------------------------------------------------------












                       (THIS PAGE IS INTENTIONALLY LEFT BLANK)

J.P. MORGAN INSTITUTIONAL
U.S. EQUITY FUND                    TICKER SYMBOL: JMUEX
--------------------------------------------------------------------------------
                                    REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                    (J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND)

[GRAPHIC]
GOAL

The fund seeks to provide high total return from a portfolio of selected stocks.

[GRAPHIC]
INVESTMENT APPROACH

The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the investment process described on page 2. The fund generally considers selling stocks that appear overvalued.

[GRAPHIC]
POTENTIAL RISKS AND REWARDS

The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By emphasizing undervalued stocks, the fund has the potential to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the fund so they can differ only moderately from the industry weightings of the S&P 500, the fund seeks to limit its volatility to that of the overall market, as represented by this index.

The fund's securities and their main risks, as well as fund strategies, are described in more detail on page 18.


POTENTIAL RISK AND RETURN

[CHART]


The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $240 billion, including more than $13 billion using the same strategy as the fund.

The portfolio management team is led by William B. Petersen and William M. Riegel, Jr. Both are managing directors at J.P. Morgan and both have been on the team since 1993. Mr. Petersen has been at J.P. Morgan since 1972, Mr. Riegel since 1979. Both served as managers of U.S. equity portfolios prior to managing this fund.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page

ANNUAL FUND OPERATING EXPENSES(1)(%)
Management fees (actual)                     0.40
Marketing (12b-1) fees                       none
Other expenses(2)                            0.20
(after reimbursement)
-------------------------------------------------
TOTAL OPERATING EXPENSES(2)
(AFTER REIMBURSEMENT)                        0.60
-------------------------------------------------

EXPENSE EXAMPLE

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                                   1 yr.     3 yrs.    5 yrs.    10 yrs.
YOUR COST($)                         6         19        33        75
--------------------------------------------------------------------------------


8  J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND

PERFORMANCE (unaudited)


AVERAGE ANNUAL TOTAL (%) Shows performance over time, for periods ended December 31, 1996
------------------------------------------------------------------------------------------------------------
                                                                      1 yr.     3 yrs.    Since Inception(3)
J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND (after expenses)           21.22     17.08           17.38
------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(4) (no expenses)                                        22.96     19.67           18.87
------------------------------------------------------------------------------------------------------------



YEAR-BY-YEAR TOTAL RETURN (%) Shows changes in returns by calendar year
------------------------------------------------------------------------------------------------------------
                                                                                1994      1995      1996
J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND                                      (0.32)    32.83     21.22
------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(4)                                                                 1.32     37.58     22.96
------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


------------------------------------------------------------------------------------------------------------
PER-SHARE DATA                     For fiscal periods ended May 31
------------------------------------------------------------------------------------------------------------
                                                                      1994(3)   1995      1996      1997
NET ASSET VALUE, BEGINNING OF YEAR ($)                                10.00     10.92     12.10     14.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                           0.08      0.18      0.27      0.17
   Net realized and unrealized gain (loss)
   on investments ($)                                                  0.88      1.42      2.66      3.02
------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                                   0.96      1.60      2.93      3.19
------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
   Net investment income ($)                                          (0.04)    (0.14)    (0.20)    (0.25)
   Net realized gains ($)                                                --     (0.28)    (0.83)    (1.28)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)                                               (0.04)    (0.42)    (1.03)    (1.53)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR ($)                                      10.92     12.10     14.00     15.66
------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                                       9.61(5)  15.40     25.43     25.21
------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR ($ thousands)                                47,473   172,479   221,368   329,776
------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                                           0.60(6)   0.60      0.60      0.60
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                                              1.74(6)   2.07      2.08      1.33
------------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE
TO EXPENSE REIMBURSEMENT (%)                                           0.43(6)   0.11      0.02      0.05
------------------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.


(1) The fund has a master/feeder structure as described on page 17. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets and reflecting reimbursement for ordinary expenses over 0.60%.

(2) Without reimbursement, other expenses and total operating expenses would have been 0.25% and 0.65%, respectively. There is no guarantee that reimbursement will continue beyond 9/30/98.

(3) The fund commenced operations on 7/19/93 and commenced public investment operations on 9/17/93. Except in the Financial Highlights, returns reflect performance of the fund from 9/30/93 through 12/31/93.

(4) The S&P 500 Index is an unmanaged index of U.S. stocks widely used as a measure of overall stock market performance.

(5)  Not annualized.

(6)  Annualized.


                                   J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND  9

J.P. MORGAN INSTITUTIONAL U.S.
SMALL COMPANY FUND                   TICKER SYMBOL: JUSSX
--------------------------------------------------------------------------------
                                     REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                     (J.P. MORGAN INSTITUTIONAL U.S. SMALL
                                     COMPANY FUND)

[GRAPHIC]
GOAL

The fund seeks to provide high total return from a portfolio of small company stocks.

[GRAPHIC]
INVESTMENT APPROACH

The fund invests primarily in small and medium sized U.S. companies whose market capitalizations are greater than $100 million and less than $3 billion. Industry by industry, the fund's weightings are similar to those of the Russell 2500 Index. The fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the process described on page 2. The fund generally considers selling stocks that appear overvalued or have grown into large-cap stocks.

[GRAPHIC]
POTENTIAL RISKS AND REWARDS

The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

Small- and medium-cap stocks have historically offered higher long-term growth than large-cap stocks, and have also involved higher risks. The fund's small-cap emphasis means it is likely to be more sensitive to economic news and is likely to fall further in value during broad market downturns. The fund pursues returns that exceed those of the Russell 2500 Index while seeking to limit its volatility relative to this index.

The fund's securities and their main risks, as well as fund strategies, are described in more detail on page 18.


POTENTIAL RISK AND RETURN

[CHART]


The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $240 billion, including more than $4.2 billion using the same strategy as the fund.

The portfolio management team is led by James B. Otness, managing director, and Michael J. Kelly, vice president. Mr. Otness began managing the fund in February of 1993, has managed small-cap U.S. equity portfolios since 1985, and has been at J.P. Morgan since 1970. Mr. Kelly joined the team in May of 1996, has managed other U.S. equity portfolios for J.P. Morgan prior to managing this fund, and has been at J.P. Morgan since 1985.


--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

ANNUAL FUND OPERATING EXPENSES(1) (%)
Management fees (actual)                     0.60
Marketing (12b-1) fees                       none
Other expenses(2)
(after reimbursement)                        0.20
-------------------------------------------------
TOTAL OPERATING EXPENSES(2)
(AFTER REIMBURSEMENT)                        0.80
-------------------------------------------------

EXPENSE EXAMPLE
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                                   1 yr.     3 yrs.    5 yrs.    10 yrs.

YOUR COST($)                         8         26        44        99
--------------------------------------------------------------------------------


10  J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND

PERFORMANCE (unaudited)



AVERAGE ANNUAL TOTAL RETURN (%)    Shows performance over time, for periods ended December 31, 1996
-------------------------------------------------------------------------------------------------------------------
                                                                           1 yr.     3 yrs.    Since Inception(3)
J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND (after expenses)         20.84     14.50            15.21
-------------------------------------------------------------------------------------------------------------------
RUSSELL 2500 INDEX(4) (no expenses)                                        19.03     15.76            16.74
-------------------------------------------------------------------------------------------------------------------


YEAR-BY-YEAR TOTAL RETURN (%)      Shows changes in returns by calendar year
-------------------------------------------------------------------------------------------------------------------
                                                                           1994      1995      1996
J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND                          (5.81)    31.88     20.84
-------------------------------------------------------------------------------------------------------------------
RUSSELL 2500 INDEX(4)                                                      (1.06)    31.70     19.03
-------------------------------------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

PER-SHARE DATA      For fiscal periods ended May 31
-------------------------------------------------------------------------------------------------------------------
                                                                           1994(3)   1995      1996      1997
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                   10.00     10.03     11.16     13.97
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss) ($)                                         0.04      0.10      0.13      0.10
   Net realized and unrealized gain
   on investment ($)                                                          --      1.12      3.66      1.07
-------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                                        0.04      1.22      3.79      1.17
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income ($)                                               (0.01)    (0.09)    (0.12)    (0.13)
   Net realized gain ($)                                                      --        --     (0.86)    (0.92)
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)                                                    (0.01)    (0.09)    (0.98)    (1.05)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                                         10.03     11.16     13.97     14.09
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                                            0.42(5)  12.26     35.60      9.44
-------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)                                   71,141   149,279   291,931   401,797
-------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------
EXPENSES (%)                                                                0.80(6)   0.80      0.80      0.80
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) (%)                                            0.93(6)   1.14      1.20      0.81
-------------------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE TO
EXPENSE REIMBURSEMENT (%)                                                   0.27(6)   0.11      0.03      0.05
-------------------------------------------------------------------------------------------------------------------


The Financial Highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.


(1) The fund has a master/feeder structure as described on page 17. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets and reflecting reimbursement for ordinary expenses over 0.80%

(2) Without reimbursement, other expenses and total operating expenses would have been 0.25% and 0.85%, respectively. There is no guarantee that reimbursement will continue beyond 9/30/98.

(3) The fund commenced operations on 7/19/93 and commenced public investment operations on 11/4/93. Except in the Financial Highlights, returns reflect performance of the fund from 11/30/93 through 12/31/93.

(4)  The Russell 2500 Index is an unmanaged index of medium and small U.S.
     stocks.

(5)  Not annualized.

(6)  Annualized.


                           J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND  11

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------
                                   REGISTRANT: J.P. MORGAN SERIES TRUST
                                   (J.P. MORGAN TAX AWARE DISCIPLINED EQUITY
                                   FUND: INSTITUTIONAL SHARES)

[GRAPHIC]
GOAL

The fund seeks to provide high total return while being sensitive to the impact of capital gains taxes on investors' returns.

[GRAPHIC]
INVESTMENT APPROACH

The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The fund does not look to overweight or underweight industries.

Within each industry, the fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. (The process used to rank stocks according to their relative valuations is described on page 2.) Therefore, the fund tends to own a larger number of stocks within the S&P 500 than the U.S. Equity Fund.

To this investment approach the fund adds the element of tax aware investing. The fund's tax aware investment strategies are described on page 3.

[GRAPHIC]
POTENTIAL RISKS AND REWARDS

The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility. The fund's tax aware strategies may reduce your capital gains but will not eliminate them. Maximizing after-tax returns may require trade-offs that reduce pre-tax returns.

The fund's securities and their main risks, as well as fund strategies, are described in more detail on page 18.


POTENTIAL RISK AND RETURN

[CHART]


The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $240 billion, including more than $27 billion using the same strategy as the fund.

The portfolio management team is led by Robin B. Chance, vice president, and Frederic A. Nelson, managing director, who have been on the team since the fund's inception in January of 1997. Ms. Chance has been at J.P. Morgan since 1987, Mr. Nelson since May of 1994. Prior to managing this fund, both were responsible for structured equity strategies. Prior to joining Morgan, Mr. Nelson was a portfolio manager at Bankers Trust.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The fund's redemption fee is paid out of the proceeds you receive when you sell applicable shares; this fee does not apply to in-kind redemptions. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.


SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------
REDEMPTION FEES (% OF YOUR CASH PROCEEDS)
------------------------------------------------------
Shares held for less than five years              1.00
Shares held five years or longer                  None

ANNUAL EXPENSES(1) (% OF FUND ASSETS)
------------------------------------------------------
Management fees (actual)                          0.35
Marketing (12b-1) fees                            none
Other expenses(2) (after reimbursement)           0.20
------------------------------------------------------
TOTAL OPERATING EXPENSES(2)
(AFTER REIMBURSEMENT)                             0.55
------------------------------------------------------

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged. The first number assumes that you continued to hold your shares, the second that you sold all shares for cash at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                                   1 yr.     3 yrs.    5 yrs.    10 yrs.
YOUR COST($)                       6/16      18/28     31/31     69/69
--------------------------------------------------------------------------------


12  J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND

PERFORMANCE (unaudited)


-------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (%) Shows performance over time, for the period ended September 30, 1997
-------------------------------------------------------------------------------------------------------
                                                                                     Since inception(3)
J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND (after expenses)                24.73
-------------------------------------------------------------------------------------------------------
S&P 500 INDEX(4) (no expenses)                                                              22.02
-------------------------------------------------------------------------------------------------------


YEAR-BY-YEAR TOTAL RETURN (%) Shows changes in returns for the period ended September 30, 1997
-------------------------------------------------------------------------------------------------------
[GRAPH]
                                                                                            1997(3)
J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND                                  24.73
-------------------------------------------------------------------------------------------------------
S&P 500 INDEX(4)                                                                             22.02
-------------------------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------

PER-SHARE DATA      For fiscal period ended October 31
-------------------------------------------------------------------------------------------------------
                                                                                            1997(3)
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                     10.00
-------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                                                  0.06
   Net realized and unrealized gain
   on investments ($)                                                                         2.02
-------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                                                          2.08
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                                                           12.08
-------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                                                             20.80(5)
-------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)                                                     12,026
-------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------
EXPENSES (%)                                                                                  0.55(6)
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                                                                     1.19(6)
-------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE
TO EXPENSE REIMBURSEMENT (%)                                                                  4.04(6)
-------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (%)                                                                    .38(5)
-------------------------------------------------------------------------------------------------------
AVERAGE BROKER COMMISSIONS PER SHARE ($)                                                    0.0261
-------------------------------------------------------------------------------------------------------


The financial highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.

(1) This table shows expenses for the fiscal period ended 10/31/97, expressed as a percentage of average net assets and reflecting reimbursement for ordinary expenses over 0.55%.

(2) Without reimbursement, other expenses and total operating expenses would have been 4.24% and 4.59%, respectively, on an annualized basis. There is no guarantee that reimbursement will continue beyond 2/28/99.

(3) The fund commenced operations on 1/30/97 and performance is calculated as of 1/31/97.

(4) The S&P 500 Index is an unmanaged index of U.S. stocks widely used as a measure of overall stock market performance.

(5)  Not annualized.

(6)  Annualized.


                 J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND  13

YOUR INVESTMENT
--------------------------------------------------------------------------------

For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and maintain fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

- Choose a fund (or funds) and determine the amount you are investing. The minimum amount for initial investments is $1,000,000 for the Disciplined Equity and U.S. Small Company funds and $3,000,000 for the U.S Equity and Tax Aware funds and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

- Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

- Mail in your application, making your initial investment as shown on the right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT

     BY WIRE

-    Mail your completed application to the Shareholder Services Agent.

- Call the Shareholder Services Agent to obtain an account number and to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

- After placing your purchase order, instruct your bank to wire the amount of your investment to:

     Morgan Guaranty Trust Company of New York
     ROUTING NUMBER: 021-000-238
     CREDIT: J.P. Morgan Institutional Funds
     ACCOUNT NUMBER: 001-57-689
     FFC: your account number, name of registered owner(s) and fund name

     BY CHECK

- Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

- Mail the check with your completed application to the Shareholder Services Agent.

     BY EXCHANGE

-    Call the Shareholder Services Agent for an exchange.

ADDING TO YOUR ACCOUNT

     BY WIRE

- Call the Shareholder Services Agent to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

- Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

     BY CHECK

- Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

- Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

     BY EXCHANGE

-    Call the Shareholder Services Agent for an exchange.


14  YOUR INVESTMENT

SELLING SHARES

     BY WIRE

- Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

- Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

     BY PHONE

- Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net cash amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

     IN WRITING

- Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

-    Indicate whether you want any cash proceeds sent by check or by wire.

- Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

-    Mail the letter to the Shareholder Services Agent.

     BY EXCHANGE

-    Call the Shareholder Services Agent for an exchange, if available.


ACCOUNT AND TRANSACTION POLICIES

TELEPHONE ORDERS The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

EXCHANGES With the exception of the Tax Aware Fund, you may exchange shares in these funds for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.

BUSINESS HOURS AND NAV CALCULATIONS The funds' regular business days and hours are the same as those of the New York Stock Exchange. Each fund calculates its net asset value per share (NAV) every business day at 4:15 p.m. eastern time.

TIMING OF ORDERS Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until 4:00 p.m. eastern time every business day and are executed the same day, at that day's NAV. A fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.

--------------------------------------------------------------------------------


                                        SHAREHOLDER SERVICES AGENT
                                        J.P. Morgan Funds Services
                                        522 Fifth Avenue
                                        New York, NY 10036
                                        1-800-766-7722

                                        Representatives are available 8:00 a.m.
                                        to 5:00 p.m. eastern time on fund
                                        business days.


                                                             YOUR INVESTMENT  15

TIMING OF SETTLEMENTS When you buy shares, you will become the owner of record when a fund receives your payment, generally the day following execution. When you sell shares, cash proceeds are generally available the day following execution and will be forwarded according to your instructions. In-kind redemptions (described on page 3) will be available as promptly as is feasible.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

STATEMENTS AND REPORTS The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months each fund sends out an annual or semi-annual report, containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

ACCOUNTS WITH BELOW-MINIMUM BALANCES If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), a fund may request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, a fund may close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

Income dividends are typically paid four times a year for the Disciplined Equity, U.S. Equity and Tax Aware funds; and twice a year for the U.S. Small Company Fund. Each fund typically makes capital gains distributions, if any, once per year. However, a fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. Each fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional fund.

TAX CONSIDERATIONS

In  general,   selling  shares  for  cash,   exchanging  shares,  and  receiving
distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities:

TRANSACTION                             TAX STATUS
--------------------------------------------------------------------------------
Income dividends                        Ordinary income
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains                 Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of shares            Capital gains or losses
owned for more than one year
--------------------------------------------------------------------------------
Sales or exchanges of shares            Gains are treated as ordinary
owned for one year or less              income; losses are subject
                                        to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a fund is about to declare a long-term capital gains distribution.

Every January, each fund issues tax information on its distributions for the previous year.

Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


16  YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE

As noted earlier, each fund (except the Tax Aware Fund) is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when a master portfolio seeks a vote, its feeder fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders (except Tax Aware Fund shareholders) are entitled to one vote per fund share. Tax Aware Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

The Tax Aware Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. The Tax Aware Fund is one of three series of shares currently offered by the trust. Information about other series or classes is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION

The feeder funds described in this prospectus, their corresponding master portfolios, and J.P. Morgan Series Trust, are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
ADVISORY SERVICES                       PERCENTAGE OF THE MASTER
                                        PORTFOLIO'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Disciplined Equity                      0.35%
--------------------------------------------------------------------------------
U.S. Equity                             0.40%
--------------------------------------------------------------------------------
U.S. Small Company                      0.60%
--------------------------------------------------------------------------------

ADMINISTRATIVE SERVICES                 Master portfolio's and fund's pro-
(fee shared with Funds                  rata portions of 0.09% of the
Distributor, Inc.)                      first $7 billion in J.P. Morgan-
                                        advised portfolios, plus 0.04% of
                                        average net assets over
                                        $7 billion
--------------------------------------------------------------------------------
SHAREHOLDER SERVICES                    0.10% of the fund's average
                                        net assets
--------------------------------------------------------------------------------

The Tax Aware Fund, subject to the expense reimbursements described earlier in this prospectus, pays J.P. Morgan the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
ADVISORY SERVICES                       0.35% of the fund's average net assets
--------------------------------------------------------------------------------
ADMINISTRATIVE SERVICES                 Fund's pro-rata portion of 0.09%
(fee shared with Funds                  of the first $7 billion in
Distributor, Inc.)                      J.P. Morgan-advised portfolios,
                                        plus 0.04% of average
                                        net assets over $7 billion
--------------------------------------------------------------------------------
SHAREHOLDER SERVICES                    0.25% of the fund's average net assets
--------------------------------------------------------------------------------

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.


                                                                FUND DETAILS  17

--------------------------------------------------------------------------------
RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each fund's overall risk and reward characteristics (described on pages 4-13). It also outlines each fund's policies toward various securities, including those that are designed to help certain funds manage risk.

---------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                       POTENTIAL REWARDS                        POLICIES TO BALANCE RISK AND REWARD
---------------------------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS
- Each fund's share price and         - Stocks have generally                  - Under normal circumstances the funds plan to
  performance will fluctuate            outperformed more stable                 remain fully invested, with at least 65% in
  in response to stock market           investments (such as bonds               stocks; stock investments may include U.S.
  movements                             and cash equivalents) over               and foreign common stocks, convertible
                                        the long term                            securities, preferred stocks, trust or
                                                                                 partnership interests, warrants, rights, and
                                                                                 investment company securities

                                                                               - The funds seek to limit risk through
                                                                                 diversification

                                                                               - During severe market downturns, the funds have
                                                                                 the option of investing up to 100% of assets
                                                                                 in investment-grade short-term securities
---------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT CHOICES
- A fund could underperform           - A fund could outperform                - J.P. Morgan focuses its active management on
  its benchmark due to its              its benchmark due to these               securities selection, the area where it
  securities and asset                  same choices                             believes its commitment to research can most
  allocation choices                                                             enhance returns
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN INVESTMENTS
- Currency exchange rate              - Favorable exchange rate                - The Disciplined Equity and Tax Aware
  movements could reduce                movements could generate gains           funds anticipate that their total foreign
  gains or create losses                or reduce losses                         investments will be similar to the weightings of
                                                                                 foreign securities in the S&P 500 Index; the
- A fund could lose money             - Foreign investments, which               U.S. Equity and U.S. Small Company funds
  because of foreign                    represent a major portion of             anticipate that their total foreign invesments
  government actions,                   the world's securities, offer            will not exceed 5% of assets
  political instability, or             attractive potential
  lack of adequate and                  performance and opportunities          - Each fund actively manages the currency exposure
  accurate information                  for diversification                      of its foreign  investments relative to its
                                                                                 benchmark, and may hedge into the U.S. dollar
                                                                                 from time to time (see also "Derivatives")
---------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES
- Derivatives such as futures,        - Hedges that correlate well with        - The funds use derivatives for hedging and for
  options, and foreign currency         underlying positions can reduce          risk management  (i.e., to establish or adjust
  forward contracts that are            or eliminate losses at low cost          exposure to particular securities, markets or
  used for hedging the portfolio                                                 currencies); risk management may include
  or specific securities may not      - A fund could make money and              management of a fund's exposure relative to its
  fully offset the underlying           protect against losses if                benchmark (risk management techniques that
  positions(1)                          management's analysis proves             involve derivatives are not permitted to be
                                        correct                                  used by the U.S. Equity and U.S. Small Company
- Derivatives used for risk                                                      funds; foreign currency forward contracts are
  management may not have the         - Derivatives that involve                 not permitted to be used by the Tax Aware Fund)
  intended effects and may              leverage could generate
  result in losses or missed            substantial gains at low cost          - The funds only establish hedges that they
  opportunities                                                                  expect will be highly correlated with
                                                                                 underlying positions
- Derivatives that involve
  leverage could magnify losses                                                - While the funds may use derivatives that
                                                                                 incidentally involve leverage, they do not use
                                                                                 them for the specific purpose of leveraging
                                                                                 their portfolios
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

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on the value of a securities index. An option is the right to buy or sell securities that is granted in exchange for an agreed-upon sum. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date and at a set price.


18  FUND DETAILS

---------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                       POTENTIAL REWARDS                        POLICIES TO BALANCE RISK AND REWARD
---------------------------------------------------------------------------------------------------------------------------------
ILLIQUID HOLDINGS
- A fund could have difficulty        - These holdings may offer more          - No fund may invest more than 15% of net assets
  valuing these holdings precisely      attractive yields or potential           in illiquid holdings
                                        growth than comparable widely
- A fund could be unable to sell        traded securities                      - To maintain adequate liquidity to meet
  these holdings at the time or                                                  redemptions, each fund may hold investment-grade
  price it desires                                                               short-term securities (including repurchase
                                                                                 agreements) and, for temporary or extraordinary
                                                                                 purposes, may borrow from banks up to 33 1/3%
                                                                                 (with respect to the Disciplined Equity and Tax
                                                                                 Aware funds) or 10% (with respect to the U.S.
                                                                                 Equity and U.S. Small Company funds) of the
                                                                                 value of its total assets
---------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
- When a fund buys securities         - A fund can take advantage              - Each fund uses segregated accounts to offset
  before issue or for delayed           of attractive transaction                leverage risk
  delivery, it could be exposed         opportunities
  to leverage risk if it does
  not use segregated accounts
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING
- Increased trading would raise       - A fund could realize gains             - Each Fund anticipates a portfolio turnover rate
  a fund's brokerage and related        in a short period of time                of approximately 100%
  costs
                                      - A fund could protect against           - The funds generally avoid short-term trading,
- Increased short-term capital          losses if a stock is overvalued          except to take advantage of attractive or
  gains distributions would             and its value later falls                unexpected opportunities or to meet demands
  raise shareholders' income                                                     generated by shareholder activity
  tax liability
---------------------------------------------------------------------------------------------------------------------------------


                                                                FUND DETAILS  19

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FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on these funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides a fuller technical and legal description of a fund's policies, investment restrictions, and business structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents may be obtained by contacting:

J.P. MORGAN INSTITUTIONAL FUNDS
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036
TELEPHONE:  1-800-766-7722
HEARING IMPAIRED:  1-888-468-4015
EMAIL:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. Each fund's investment company and 1933 Act registration numbers are:

J.P. Morgan Institutional Disciplined Equity Fund. . . . 811-07342 and 033-54642
J.P. Morgan Institutional U.S. Equity Fund . . . . . . . 811-07342 and 033-54642
J.P. Morgan Institutional U.S. Small Company Fund. . . . 811-07342 and 033-54642
J.P. Morgan Institutional Tax Aware
  Disciplined Equity Fund. . . . . . . . . . . . . . . . 811-07795 and 333-11125

J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.

JPMORGAN
--------------------------------------------------------------------------------
J.P. MORGAN INSTITUTIONAL FUNDS

ADVISOR                                      DISTRIBUTOR
Morgan Guaranty Trust Company of New York    Funds Distributor, Inc.
522 Fifth Avenue                             60 State Street
New York, NY 10036                           Boston, MA 02109
1-800-766-7722                               1-800-221-7930


                                                                    PROSIDEQ-981